Regulatory Capital (Tables)	12 Months Ended
Mar. 31, 2013
Regulatory Capital [Abstract]
Summary of Banks capital position compared to minimum regulatory capital requirements

The following table sets forth the Bank’s capital position at March 31, 2013 and 2012 as compared to minimum regulatory capital requirements:

			Regulatory Capital Requirements
	Actual		Minimum Capital Adequacy		For Classification as Well-Capitalized
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars In Thousands)
As of March 31, 2013:
Total risk-based capital (to risk-weighted assets)	$168,986	40.52%	$33,366	8.00%	$41,708	10.00%
Tier 1 capital (to risk-weighted assets)	166,486	39.92	16,683	4.00	25,025	6.00
Core (tier 1) capital (to adjusted total assets)	166,486	16.41	40,591	4.00	50,738	5.00
Tier 1 risk-based capital (to adjusted tangible assets)	166,486	16.41	15,222	1.50	—	—
As of March 31, 2012:
Total risk-based capital (to risk-weighted assets)	$161,069	38.31%	$33,632	8.00%	$42,040	10.00%
Tier 1 capital (to risk-weighted assets)	158,979	37.82	16,816	4.00	25,224	6.00
Core (tier 1) capital (to adjusted total assets)	158,979	14.58	43,620	4.00	54,526	5.00
Tier 1 risk-based capital (to adjusted tangible assets)	158,979	14.58	16,358	1.50	—	—